Investments in Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Summary of Consolidated Investments in Associates
(a)
Details of investments in associates as of December 31, 2024 and 2025 are as follows:

(In millions of won)				December 31, 2024			December 31, 2025
Associates	Location	Closing	Business	Percentage of ownership	Carrying amount		Percentage of ownership		Carrying amount
Paju Electric Glass Co., Ltd.	Paju, South Korea	December	Production of glass for display	40%	~~W~~	29,479	40%	~~W~~	31,479
Arctic Sentinel, Inc.	Los Angeles, U.S.A.	March	Development and production of tablet for kids	10%		—	10%		—
Cynora GmbH	Bruchsal, Germany	December	Development of organic light emitting materials for displays and lighting devices	10%		—	10%		—
Material Science Co., Ltd.(*)	Hwaseong, South Korea	December	Development, production, and sales of materials for display	14%		3,698	9%		5,027
Total					~~W~~	33,177		~~W~~	36,506

(*) Due to the investee’s issuance of new shares, the Parent Company’s percentage of ownership decreased from 14% to 9%.

Summary of Financial Information of Significant Associates
(b)
Summarized of financial information of the significant associates as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 are as follows:

Paju Electric Glass Co., Ltd.

(In millions of won)	December 31, 2024		December 31, 2025
Total assets	~~W~~	123,520	122,221
Current assets		110,055	110,544
Non-current assets		13,465	11,677
Total liabilities		48,088	42,107
Current liabilities		47,418	41,469
Non-current liabilities		670	638

8.
Investments in Equity Accounted Investees, Continued

(In millions of won)	2023		2024	2025
Revenue	~~W~~	184,880	277,093	274,754
Profit (loss) for the year		(2,655)	10,015	7,499
Other comprehensive income (loss)		(4,894)	3,301	1,342
Total comprehensive income (loss)		(7,549)	13,316	8,841

Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements
(c)
The reconciliation of the summarized financial information of the significant associates to the carrying amounts of the equity accounted investments as of December 31, 2024 and 2025 are as follows:
(i)
As of December 31, 2024

(In millions of won)
Company	Net assets		Ownership interest	Net assets (applying ownership interest)	Intra-group transaction	Carrying amount
Paju Electric Glass Co., Ltd.	~~W~~	75,432	40%	30,173	(694)	29,479

(ii)
As of December 31, 2025

(In millions of won)
Company	Net assets		Ownership interest	Net assets (applying ownership interest)	Intra-group transaction	Carrying amount
Paju Electric Glass Co., Ltd.	~~W~~	80,114	40%	32,046	(567)	31,479

(d)
Carrying amount of other associates, in aggregate, as of December 31, 2024 and 2025 are as follows:
(i)
As of December 31, 2024

			Net profit (loss) of associates (applying ownership interest)
(In millions of won)	Book value		Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)
Other associates	~~W~~	3,698	1,455	1,912	3,367

(ii)
As of December 31, 2025

			Net profit (loss) of associates (applying ownership interest)
(In millions of won)	Book value		Profit (loss) for the year	Other comprehensive income (loss)	Total comprehensive income (loss)
Other associates	~~W~~	5,027	(644)	2,263	1,619

Changes in Investments in Associates and a Joint Venture Accounted for Using Equity Method
(e)
Changes in investments in associates accounted for using the equity method for the years ended December 31, 2024 and 2025 are as follows:

(In millions of won)		2024
Company		January 1		Disposals and others	Dividends received	Equity income on investments	Other comprehensive income	Other gain	December 31,
	Paju Electric Glass Co., Ltd.	~~W~~	24,200	—	—	3,957	1,322	—	29,479
Associates	Others		60,129	(60,581)	(200)	1,455	1,912	983	3,698
Total		~~W~~	84,329	(60,581)	(200)	5,412	3,234	983	33,177

(In millions of won)		2025
Company		January 1		Disposals and others	Dividends received	Equity income on investments	Other comprehensive income	Other gain	December 31,
	Paju Electric Glass Co., Ltd.	~~W~~	29,479	—	(1,664)	3,127	537	—	31,479
Associates	Others		3,698	(1,853)	—	(644)	2,263	1,563	5,027
Total		~~W~~	33,177	(1,853)	(1,664)	2,483	2,800	1,563	36,506